Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	JACKSON NATIONAL LIFE INSURANCE COMPANY
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-1659835
Entity Address, Address Line One	1 Corporate Way
Entity Address, City or Town	Lansing
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48951
City Area Code	(517)
Local Phone Number	381-5500
Amendment Description	Pre-effective amendment to the Form S-1 registration statement
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	true
Entity Central Index Key	0000931788
Entity Filer Category	Non-accelerated Filer